Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Land Use Rights Net [Abstract]
Amortization expense for land use rights	$ 78,926	$ 85,842	$ 18,447